Related Party Transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) D tranche $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 31, 2022 USD ($)	Oct. 21, 2020 USD ($)
Related Party Transactions
Repayment of promissory note - related party	$ 918,453	$ 5,624,330	$ 7,499,472
DiamondHead Holdings Corp.
Related Party Transactions
Borrowing under Working Capital Loans	0	0
Working capital loan	1,500,000
DiamondHead Holdings Corp. | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	300,000
DiamondHead Holdings Corp. | Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note			$ 130,000
DiamondHead Holdings Corp. | Promissory Note with Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note				$ 400,000
DiamondHead Holdings Corp. | Administrative Support Agreement
Related Party Transactions
Expenses per month	$ 10,000
DiamondHead Holdings Corp. | Related Party Loans | Working capital loans warrant
Related Party Transactions
Price of warrant | $ / shares	$ 1.50
Borrowing under Working Capital Loans	$ 0	$ 0
Working capital loan	$ 1,500,000
DiamondHead Holdings Corp. | Sponsor Support Agreement
Related Party Transactions
Number of Sponsor Earn Out Shares that the Sponsor has agreed not to transfer | shares	2,100,000
Number of tranches for issuance of Earn Out Shares | tranche	3
Earn-Out milestones, number of trading days for VWAP trigger | D	20
Earn-Out milestones, Number of consecutive trading days for VWAP trigger | D	30
Threshold closing balance of Cash to trigger conversion of Sponsor shares to Sponsor Earn Out Shares	$ 100,000,000
Maximum number of Sponsor shares that will be converted to Sponsor Earn Out shares | shares	1,000,000.0
Aggregate shares committed by the holder to purchase and not redeem | shares	2,500,000
Number of Sponsor Shares agreed to be forfeited | shares	1,800,000
Percentage of Private Placement Warrants agreed to be forfeited by Sponsor	50.00%
DiamondHead Holdings Corp. | Sponsor Support Agreement | Triggering Event I
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares	7,500,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 12.50
DiamondHead Holdings Corp. | Sponsor Support Agreement | Triggering Event II
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares	7,500,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 15.00
DiamondHead Holdings Corp. | Sponsor Support Agreement | Triggering Event III
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares	5,000,000
Threshold VWAP Price for Earn-Out milestones | $ / shares	$ 17.50
DiamondHead Holdings Corp. | Financing Commitment Letter | Class A common stock
Related Party Transactions
Number of Sponsor Shares agreed to be forfeited | shares	2,500,000
Aggregate maximum shares committed by the holder to purchase and beneficially own, no later than five business days prior to the special meeting of stockholders | shares	1,250,000
Specified period prior to special meeting of stockholders before which the aggregate maximum shares are committed to be purchased and beneficially owned	5 days
DiamondHead Holdings Corp. | Financing Commitment Letter | Class B common stock
Related Party Transactions
Number of shares automatically forfeited, in the event an Investor fails to make the committed purchase | shares	1,250,000